MANAGED SERIES TRUST

                              Federated Investors
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779

                                 (412) 288-1900

                                February 3, 1997



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

   RE: MANAGED SERIES TRUST (``Trust'')
       1933 Act File No. 33-51247
       1940 Act File No. 811-7129

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information of Federated Managed Aggressive Growth Fund, Federated Managed Growth Fund, Federated Managed Growth and Income Fund, and Federated Managed Income Fund, portfolios of the above-referenced Trust, dated January 31, 1997, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was submitted for filing under Rule 485(b) as Post-effective amendment No. 6 on January 29, 1997, and accepted as filed on January 30, 1997.

     If you have any questions regarding this certification, please call me at (412) 288-8116.

                                   Very truly yours,



                                   /s/ J. Crilley Kelly
                                       J. Crilley Kelly
                                       Assistant Secretary